Offerings - Offering: 1	Dec. 09, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.8410
Maximum Aggregate Offering Price	$ 841,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 116.15
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, $0.001 par value per share (the “Common Stock”) of Netcapital Inc. (the “Registrant”), which become issuable under the Registrant’s 2023 Omnibus Equity Incentive Plan, as amended by reason of any stock splits, stock dividends, reorganizations, mergers, consolidations, recapitalizations or other similar transactions.Represents 1,000,000 shares of Common Stock that are being issued as a Restricted Stock Award under the Plan in accordance with NASDAQ Listing Rule 5635(c)(4) to Kevin Kilduff to induce him to accept employment with the Registrant as its General Counsel. The Restricted Stock Award will be an Exempt Award (as defined in the Plan) under the Plan by reason of being an award granted as an inducement grant pursuant to NASDAQ Listing Rule 5635(c), as this award is specifically made to induce Mr. Kilduff to become an employee of the Registrant.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Capital Market on December 5, 2025, which was $0.8410 per share.